Basis of consolidation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Nu Pagamentos S A Instituicao De Pagamentos [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Credit card and prepaid account operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Financeira S A S C F I [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Loan operations and prepaid account operations
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Investimentos S. A. Corretorade Titulose Valores Mobiliarios [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Investment platform
Functional currency	BRL
Country of incorporation of subsidiary	Brazil
% equity interest	100.00%	100.00%	100.00%
Nu Mexico Financiera S. A.de C. V. S. F. P [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	MXN
Country of incorporation of subsidiary	Mexico
% equity interest	100.00%	100.00%	100.00%
Nu Colombia Companiade Financiamiento S. A. [Member]
IfrsStatementLineItems [Line Items]
Control	Indirect
Principal activities	Multiple purpose financial company
Functional currency	COP
Country of incorporation of subsidiary	Colombia
% equity interest	100.00%	100.00%	100.00%
Helen O T L L C [Member]
IfrsStatementLineItems [Line Items]
Control	Direct
Principal activities	Limited liability company
Functional currency	USD
Country of incorporation of subsidiary	United States
% equity interest	100.00%		100.00%